THE ALLIANCE FUND

SEMI-ANNUAL REPORT
MAY 31, 1999

ALLIANCE CAPITAL





LETTER TO SHAREHOLDERS                                        THE ALLIANCE FUND
_______________________________________________________________________________

July 15, 1999

Dear Shareholder:

This semi-annual shareholder report reviews investment results and market activity for The Alliance Fund (the "Fund") for the six- and twelve-month periods ended May 31, 1999. In the following table, the Fund's performance is compared with that of the S&P MidCap 400 Index, which is a measure of mid-cap stock performance, and the Russell 1000 Growth Stock Index, which tracks the performance of large, growth-oriented companies.


INVESTMENT RESULTS
During the six-month period ended May 31, 1999, your Fund strongly outperformed its benchmarks, while the Fund's twelve-month returns lagged the benchmark indices. After a difficult 1998, largely resulting from poor performance in consumer cyclical and energy holdings, the first half of 1999 saw a substantial rebound. Our investments in telecommunication stocks, travel-related companies and the energy sector significantly benefited your Fund's performance.


INVESTMENT RESULTS*
Periods Ended May 31, 1999
                                       TOTAL RETURNS
                                   6 MONTHS   12 MONTHS
                                   --------   ---------

THE ALLIANCE FUND
  Class A                            24.97%     6.58%
  Class B                            24.47%     5.68%
  Class C                            24.52%     5.36%

S&P MIDCAP 400 INDEX                 13.71%    11.93%

RUSSELL 1000 GROWTH STOCK INDEX      12.53%    26.22%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P MIDCAP 400 INDEX IS AN UNMANAGED INDEX OF 400 U.S. COMPANIES THAT ARE CHOSEN FOR THEIR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX REPRESENTING APPROXIMATELY 10% OF THE AGGREGATE MARKET VALUE OF U.S. DOMESTIC COMPANIES. THE UNMANAGED RUSSELL 1000 GROWTH STOCK INDEX CONSISTS OF 1000 OF THE LARGEST STOCKS REPRESENTING APPROXIMATELY 87% OF THE U.S. MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


REVIEW OF INVESTMENT STRATEGY
The Alliance Fund continues to focus on the mid-cap area of the market with an average market capitalization at approximately $5 billion. At present, holdings in the portfolio generally range from $2 billion to $20 billion in market capitalization. Our approach is to seek to identify the most rapidly growing companies in this segment of the marketplace, and to buy and hold them at attractive valuation levels.

We currently have large holdings in the telecommunications sector, with positions in Global Telesystems Group, Inc., a medium-sized telecommunications company with rapidly growing operations in Europe; Millicom International Cellular SA, an international wireless service provider; and United States Cellular Corp., a fast growing domestic wireless company.

In the consumer area, we continue to have large holdings in cruise companies, airlines and specialty retailers. The cruise industry, with Royal Caribbean Cruises, Ltd. and Carnival Corp. as core holdings, remains a major focus. Clearly benefiting from demographics trends, the cruise industry is the fastest growing major travel segment in the economy. Continental Airlines, Inc. remains our largest airline holding as traffic growth and Continental's large stock buyback program continue.

Financial stocks also continue to be important in the portfolio. MBNA Corp. is one of the nation's leading issuers of credit cards and has produced a stellar long-term growth record while selling at a price earnings ratio less than the market.

Lastly, health care stocks have been increased in the portfolio. We now have large holdings in Healthsouth


1


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

Corp. and Health Management Associates, Inc. The health care services industry offers attractive growth opportunities at relatively low valuations.


CURRENT OUTLOOK
While mid-cap indices have continued to underperform larger-cap indices such as the S&P 500, there are signs of market broadening. Concerns about global economic weakness, so pronounced just six months ago, have eased. The Federal Reserve Board appears to have done its job well, easing when appropriate last fall and holding the line to possibly tightening a little this summer. With the global economy looking better, smaller- and intermediate-capitalization stocks should show relative improvement. Valuations in the mid-cap sector seem attractive and, hopefully, our stock selections will produce positive results.

Thank you for your continued interest in The Alliance Fund. We look forward to reporting to you on market activity and your Fund's investment results in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Alden Stewart
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                             THE ALLIANCE FUND
_______________________________________________________________________________

The Alliance Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks. While the Fund normally invests substantially all of its assets in equities that Alliance believes will appreciate in value, it may invest in a variety of securities, including convertible bonds, U.S. Government securities, and other high-quality instruments. The Fund has the flexibility to invest without limit in foreign securities.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.58%          2.06%
Five Years                    19.20%         18.16%
Ten Years                     15.35%         14.85%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       5.68%          1.75%
Five Years                    18.21%         18.21%
Since Inception*              15.46%         15.46%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       5.36%          4.39%
Five Years                    18.16%         18.16%
Since Inception*              16.60%         16.60%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1999)

                             CLASS A         CLASS B       CLASS C
                             -------         -------       -------
1 Year                       -13.30%        -13.68%        -11.45%
5 Years                       16.13%         16.14%         16.06%
10 Years                      14.84%         14.38%*        15.16%*


The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Since Inception: 3/4/91 Class b; 5/3/93 Class c.


3


TEN LARGEST HOLDINGS
MAY 31, 1999 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

                                                                 PERCENT OF
COMPANY                                          VALUE           NET ASSETS
-------------------------------------------------------------------------------
Global Telesystems Group, Inc.               $ 70,300,000            5.8%
MBNA Corp.                                     62,846,875            5.2
Continental Airlines, Inc.                     59,856,250            4.9
CNA Financial Corp.                            57,771,875            4.8
Autonation, Inc.                               57,312,500            4.7
Legg Mason, Inc.                               51,094,068            4.2
Royal Caribbean Cruises, Ltd.                  50,666,875            4.2
Millicom International Cellular, SA            43,920,000            3.6
Northwest Airlines Corp. Cl. A                 41,326,425            3.4
United States Cellular Corp.                   39,806,250            3.3
                                             $534,901,118           44.1%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
_______________________________________________________________________________

                                                         SHARES*
-------------------------------------------------------------------------------
                                                                HOLDINGS
PURCHASES                                        BOUGHT          5/31/99
-------------------------------------------------------------------------------
Ace Ltd.                                          660,000        660,000
Health Management Associates                    1,000,000      1,000,000
Kerr-McGee Corp.                                  440,000        500,000
Legg Mason, Inc.                                  438,400      1,511,100
Millicom International Cellular, SA               720,000      1,220,000
Nextel Communications, Inc.                       500,000        500,000
Nielsen Media Research, Inc.                      780,000        780,000
NTL, Inc.                                         375,100        400,000
Seagate Technology, Inc.                          500,000        500,000
Winstar Communications, Inc.                      300,000        300,000


                                                                HOLDINGS
SALES                                            SOLD            5/31/99
-------------------------------------------------------------------------------
Altera Corp.                                      350,000             -0-
Carnival Corp. Cl.A                               711,500        663,500
Centocor, Inc.                                    546,900             -0-
MedImmune, Inc.                                   400,000             -0-
Network Associates, Inc.                          500,000             -0-
Philips Electronics NV (ADR)                      350,000             -0-
Telephone and Data Systems, Inc.                  595,000        525,000
Tommy Hilfiger Corp.                              297,400        322,600
United States Filter Corp.                      1,105,000             -0-
Xilinx, Inc.                                      291,100             -0-


*    Adjusted for stock splits.


4


PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________




COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.6%
CONSUMER SERVICES-24.4%
AIRLINES-9.8%
Alaska Air Group, Inc. (a)                      420,000     $ 17,430,000
Continental Airlines, Inc. (a)                1,525,000       59,856,250
Northwest Airlines Corp. Cl.A (a)             1,242,900       41,326,425
                                                             ------------
                                                             118,612,675

ENTERTAINMENT & LEISURE-6.4%
Carnival Corp. Cl.A                             663,500       27,203,500
Royal Caribbean Cruises, Ltd.                 1,295,000       50,666,875
                                                             ------------
                                                              77,870,375

RESTAURANTS & LODGING-2.6%
Extended Stay America, Inc. (a)               1,500,000       15,937,500
Starbucks Corp. (a)                             400,000       14,750,000
Sun International Hotels Ltd. (a)                 7,000          309,313
                                                             ------------
                                                              30,996,813

RETAIL - GENERAL MERCHANDISE-3.8%
Home Depot, Inc.                                 55,000        3,128,125
Industrie Natuzzi SpA (ADR) (Italy)             334,000        6,346,000
Saks, Inc. (a)                                  163,600        4,519,450
Tiffany & Co.                                   100,000        8,287,500
Tommy Hilfiger Corp. (a)                        322,600       24,215,162
                                                             ------------
                                                              46,496,237

TOYS-0.1%
Hasbro, Inc.                                     50,000        1,431,250

MISCELLANEOUS-1.7%
Nielsen Media Research, Inc.                    780,000       20,865,000
                                                             ------------
                                                             296,272,350

FINANCE-21.3%
BANKING - MONEY CENTER-0.5%
Bank of Tokyo-Mitsubishi,
  Ltd. (ADR) (Japan)                            500,000        6,750,000

BANKING - REGIONAL-0.1%
Bank One Corp.                                   13,500          763,594

BROKERAGE & MONEY MANAGEMENT-6.3%
Edwards (A.G.), Inc.                            600,000       20,175,000
Goldman Sachs Group Inc. (a)                     37,200        2,527,275
James Raymond Financial, Inc.                   112,400        2,486,850
Legg Mason, Inc.                              1,511,100       51,094,068
                                                             ------------
                                                              76,283,193

INSURANCE-7.7%
Ace Ltd.                                        660,000       20,130,000
CNA Financial Corp. (a)                       1,330,000       57,771,875
PMI Group, Inc.                                 250,000       14,625,000
Travelers Property Casualty
  Corp. Cl.A                                     20,000          790,000
                                                             ------------
                                                              93,316,875

REAL ESTATE-1.5%
Prime Retail, Inc.                            1,600,000       14,300,000
Vornado Reality Trust                           100,000        3,881,250
                                                             ------------
                                                              18,181,250

MISCELLANEOUS-5.2%
MBNA Corp.                                    2,275,000       62,846,875
                                                             ------------
                                                             258,141,787

UTILITIES-18.5%
TELEPHONE UTILITY-18.5%
Global Telesystems Group, Inc. (a)              925,000       70,300,000
Hyperion Telecommunications, Inc. (a)           105,000        1,771,875


5


PORTFOLIO OF INVESTMENTS (CONTINUED)                          THE ALLIANCE FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
Millicom International
  Cellular, SA (a) (Luxembourg)               1,220,000     $ 43,920,000
Nextel Communications, Inc. (a)                 500,000       18,437,500
Telephone and Data Systems, Inc.                525,000       35,306,250
United States Cellular Corp. (a)                825,000       39,806,250
Winstar Communications, Inc. (a)                300,000       14,831,250
                                                             ------------
                                                             224,373,125

CONSUMER MANUFACTURING-9.3%
AUTO & RELATED-7.6%
Autonation, Inc. (a)                          3,500,000       57,312,500
Budget Group, Inc. (a)                        1,000,000       13,375,000
Dana Corp.                                      117,500        6,065,938
Dollar Thrifty Automotive
  Group, Inc. (a)                               746,700       15,867,375
                                                             ------------
                                                              92,620,813

BUILDING & RELATED-0.2%
Masco Corp.                                     100,000        2,856,250

TEXTILE PRODUCTS-1.5%
Unifi, Inc.                                   1,074,400       17,727,600
                                                             ------------
                                                             113,204,663

TECHNOLOGY-8.6%
COMMUNICATION EQUIPMENT-4.0%
NTL, Inc. (a)                                   400,000       37,775,000
Tele Celular Sul Participacoes, SA
  (ADR)(Brazil)                                   8,000          150,500
Tele Centro Oeste Celular Participacoes,
  SA (ADR) (Brazil)                              26,666           93,331
Tele Centro Sul Participacoes, SA
  (ADR)(Brazil)                                  16,000          864,000
Telemig Celular Participacoes, SA
  (ADR) (Brazil)                                 61,100        1,886,463
Tele Nordeste Celular Participacoes, SA
  (ADR) (Brazil)                                 15,000          453,750
Tele Norte Leste Participacoes, SA
  (ADR) (Brazil)                                 80,000        1,310,000
Tele Sudeste Celular Participacoes, SA
  (ADR) (Brazil)                                150,000        3,656,250
Telesp Celular Participacoes, SA
  (ADR) (Brazil)                                127,800        2,979,337
                                                             ------------
                                                              49,168,631

COMPUTER PERIPHERALS-1.5%
Seagate Technology, Inc. (a)                    500,000       15,093,750
TheStreet.com. (a)                               85,000        3,038,750
                                                             ------------
                                                              18,132,500

COMPUTER SERVICES-2.6%
DBT Online, Inc. (a)                            114,000        4,104,000
First Data Corp.                                600,000       26,962,500
                                                             ------------
                                                              31,066,500

MISCELLANEOUS-0.5%
Harman International Industries, Inc.           135,000        5,990,625
                                                             ------------
                                                             104,358,256

ENERGY-6.4%
DOMESTIC INTEGRATED-1.9%
Kerr-McGee Corp.                                500,000       23,250,000

DOMESTIC PRODUCERS-0.2%
Murphy Oil Corp.                                 50,000        2,453,125


6


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)            VALUE
-------------------------------------------------------------------------
OIL SERVICE-3.6%
IRI International Corp. (a)                     200,000   $    1,000,000
Noble Drilling Corp. (a)                      1,300,000       23,562,500
Santa Fe International Corp.                    905,800       18,342,450
                                                             ------------
                                                              42,904,950

MISCELLANEOUS-0.7%
Stolt Comex Seaway, SA                           20,700          230,288
  (ADR) (a) (Norway)                            800,000        8,600,000
                                                             ------------
                                                               8,830,288
                                                             ------------
                                                              77,438,363

HEALTH CARE-5.7%
BIOTECHNOLOGY-1.2%
GelTex Pharmaceuticals, Inc. (a)                450,000        7,650,000
Human Genome Sciences, Inc. (a)                 135,000        5,703,750
Millennium Pharmaceuticals (a)                   24,200          916,575
                                                             ------------
                                                              14,270,325

MEDICAL SERVICES-4.5%
Health Management Associates (a)              1,000,000       13,000,000
Healthsouth Corp. (a)                         2,600,000       34,775,000
Tenet Healthcare Corp. (a)                      300,000        7,350,000
                                                             ------------
                                                              55,125,000
                                                             ------------
                                                              69,395,325

MULTI INDUSTRY COMPANIES-2.2%
Korn/Ferry International (a)                    672,000        8,904,000
Modis Professional Services, Inc. (a)           500,000        7,375,000
U.S. Industries, Inc.                           600,000       10,575,000
                                                             ------------
                                                              26,854,000

CONSUMER STAPLES-1.2%
FOOD-0.6%
Tyson Foods, Inc. Cl.A                          290,000        6,670,000

HOUSEHOLD PRODUCTS-0.6%
Viad Corp.                                      260,000        7,735,000
                                                             ------------
                                                              14,405,000

CAPITAL GOODS-0.6%
POLLUTION CONTROL-0.6%
Republic Services Inc. (a)                      300,000        7,050,000

TRANSPORTATION-0.3%
MISCELLANEOUS-0.3%
Knightsbridge Tankers, Ltd.                     175,000        3,150,000
Marine Transport Corp.                           60,000          258,750
                                                             ------------
                                                               3,408,750

BASIC INDUSTRY-0.1%
CHEMICALS-0.1%
Lyondell Chemical Co.                            50,000          953,125

Total Common Stocks
  (cost $976,839,580)                                      1,195,854,744

SHORT-TERM INVESTMENT-2.2%
TIME DEPOSIT-2.2%
State Street Cayman Islands
  4.50%, 6/01/99
  (amortized cost $25,887,000)                 $ 25,887       25,887,000

TOTAL INVESTMENTS-100.8%
  (cost $1,002,726,580)                                    1,221,741,744
Other assets less liabilities-(0.8%)                          (9,108,169)

NET ASSETS-100%                                           $1,212,633,575


(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt.

     See notes to financial statements.


7


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,002,726,580)     $1,221,741,744
  Cash                                                                     119
  Receivable for investment securities sold                         18,805,898
  Dividends and interest receivable                                    784,933
  Receivable for capital stock sold                                    467,540
  Prepaid expenses                                                      59,755
  Total assets                                                   1,241,859,989

LIABILITIES
  Payable for investment securities purchased                       26,624,574
  Unclaimed dividends                                                1,005,679
  Management fee payable                                               694,036
  Payable for capital stock redeemed                                   299,439
  Distribution fee payable                                             296,790
  Accrued expenses                                                     305,896
  Total liabilities                                                 29,226,414

NET ASSETS                                                      $1,212,633,575

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $    1,755,966
  Additional paid-in capital                                       913,243,562
  Accumulated net investment loss                                   (2,724,806)
  Accumulated net realized gain on investments and
    foreign currency transactions                                   81,343,689
  Net unrealized appreciation of investments                       219,015,164
                                                                $1,212,633,575

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($1,075,098,597 / 154,174,809 shares of capital stock
    issued and outstanding)                                              $6.97
  Sales charge--4.25% of public offering price                             .31
  Maximum offering price                                                 $7.28

CLASS B SHARES
  Net asset value and offering price per share
    ($94,466,126 / 14,819,502 shares of capital stock
    issued and outstanding)                                              $6.37

  CLASS C SHARES
  Net asset value and offering price per share
  ($31,427,314 / 4,937,665 shares of capital stock
    issued and outstanding)                                              $6.36

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($11,641,538 / 1,664,261 shares of capital stock
    issued and outstanding)                                              $7.00


See notes to financial statements.


8


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)                     THE ALLIANCE FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $46,562)                                    $ 3,634,494
  Interest                                             157,659    $  3,792,153

EXPENSES
  Management fee                                     3,845,285
  Distribution fee - Class A                         1,051,918
  Distribution fee - Class B                           437,766
  Distribution fee - Class C                           128,473
  Transfer agency                                      648,780
  Custodian                                            105,772
  Printing                                              79,462
  Registration                                          72,664
  Administrative                                        54,000
  Audit and legal                                       38,005
  Directors' fees                                       11,031
  Miscellaneous                                         43,803
  Total expenses                                                     6,516,959
  Net investment loss                                               (2,724,806)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                      84,690,409
  Net realized loss on foreign currency transactions                   (12,054)
  Net change in unrealized appreciation of:
    Investments                                                    167,640,496
    Foreign currency denominated assets and liabilities                    (49)
  Net gain on investments and foreign currency
    transactions                                                   252,318,802

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $249,593,996


See notes to financial statements.


9


STATEMENT OF CHANGES IN NET ASSETS                            THE ALLIANCE FUND
_______________________________________________________________________________

                                             SIX MONTHS ENDED     YEAR ENDED
                                               MAY 31, 1999       NOVEMBER 30,
                                                (UNAUDITED)          1998
                                             ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                          $   (2,724,806)  $   (5,345,928)
  Net realized gain on investments and
    foreign currency transactions                  84,678,355       83,635,019
  Net change in unrealized appreciation of
    investments and foreign currency
    denominated assets and liabilities            167,640,447     (180,389,548)
  Net increase (decrease) in net assets
    from operations                               249,593,996     (102,100,457)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                       (60,713,546)    (297,697,708)
    Class B                                        (5,904,028)     (19,042,143)
    Class C                                        (1,431,253)      (5,056,456)
    Advisor Class                                    (728,071)      (2,587,444)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                         (39,357,256)     196,615,939
  Total increase (decrease)                       141,459,842     (229,868,269)

NET ASSETS
  Beginning of year                             1,071,173,733    1,301,042,002
  End of period                                $1,212,633,575   $1,071,173,733


See notes to financial statements.


10


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)                                      THE ALLIANCE FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
The Alliance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment


11


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     THE ALLIANCE FUND
_______________________________________________________________________________

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the management agreement, the Fund pays Alliance Capital Management L.P. (the "Manager"), a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. The fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $54,000 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended May 31, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $482,448 for the six months ended May 31, 1999.

For the six months ended May 31, 1999, the Fund's expenses were reduced by $52,297 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $38,826 from the sale of Class A shares and $1,686, $113,014 and $4,308 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 1999.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1999 amounted to $1,883,851, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Manager.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs


12


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

reimbursed by the Fund in the amount of $5,827,867 and $1,353,680, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $596,189,776 and $694,348,558, respectively, for the six months ended May 31, 1999. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 1999. At May 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $244,077,428 and gross unrealized depreciation of investments was $25,062,264, resulting in net unrealized appreciation of $219,015,164.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1999   NOVEMBER 30,  MAY 31, 1999    NOVEMBER 30,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           27,458,148    19,105,150    $176,233,617    $127,532,913
Shares issued in
  reinvestment of
  distributions        8,843,429    36,393,823      48,373,805     236,559,827
Shares converted
  from Class B           166,198       195,410       1,074,458       1,290,096
Shares redeemed      (41,884,055)  (34,273,913)   (265,529,916)   (226,164,435)
Net increase
  (decrease)          (5,416,280)   21,420,470    $(39,848,036)   $139,218,401

CLASS B
Shares sold            2,420,782     8,241,290    $ 14,195,628    $ 52,183,984
Shares issued in
  reinvestment of
  distributions        1,096,523     2,936,987       5,504,608      17,768,641
Shares converted
  to Class A            (181,653)     (210,591)     (1,074,458)     (1,290,096)
Shares redeemed       (4,015,283)   (4,012,134)    (22,773,820)    (23,782,439)
Net increase
  (decrease)            (679,631)    6,955,552    $ (4,148,042)   $ 44,880,090

CLASS C
Shares sold           23,861,889    40,005,443    $137,233,393    $228,800,301
Shares issued in
reinvestment of
  distributions          276,365       783,141       1,384,667       4,745,791
Shares redeemed      (23,058,054)  (39,217,160)   (132,607,774)   (225,320,097)
Net increase           1,080,200     1,571,424    $  6,010,286    $  8,225,995


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     THE ALLIANCE FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1999   NOVEMBER 30,  MAY 31, 1999    NOVEMBER 30,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
ADVISOR CLASS
Shares  sold             158,607     1,262,591     $   973,521    $  8,223,010
Shares issued in
  reinvestment of
  distributions          131,889       394,506         722,752       2,560,344
Shares redeemed         (516,475)     (948,689)     (3,067,737      (6,491,901)
Net increase
  (decrease)            (225,979)      708,408     $(1,371,464)   $  4,291,453


14


FINANCIAL HIGHLIGHTS                                          THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A
-----------------------------------------------------------------------------------------------------------------------------------

                                                  SIX MONTHS                                                JANUARY 1,
                                                     ENDED                                                    1994
                                                    MAY 31,             YEAR ENDED NOVEMBER 30,                TO       YEAR ENDED
                                                     1999     ------------------------------------------     NOV. 30,     DEC. 31,
                                                 (UNAUDITED)    1998       1997        1996        1995      1994(A)        1993
                                                 -----------  ---------   --------  ----------   --------  -----------  ----------
Net asset value, beginning of period              $ 5.97      $ 8.70      $ 7.71      $ 7.72      $ 6.63      $ 6.85      $ 6.68

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                        (.01)(b)    (.02)(b)    (.02)(b)     .02         .02(b)      .01         .02
Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                             1.40        (.54)       2.09        1.06        2.08        (.23)        .93
Net increase (decrease) in net asset
  value from operations                             1.39        (.56)       2.07        1.08        2.10        (.22)        .95

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                              -0-         -0-       (.02)       (.02)       (.01)         -0-       (.02)
Distributions from net realized gains               (.39)      (2.17)      (1.06)      (1.07)      (1.00)         -0-       (.76)
Total dividends and distributions                   (.39)      (2.17)      (1.08)      (1.09)      (1.01)         -0-       (.78)
Net asset value, end of period                    $ 6.97      $ 5.97      $ 8.70      $ 7.71      $ 7.72      $ 6.63      $ 6.85

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  24.97%      (8.48)%     31.82%      16.49%      37.87%      (3.21)%     14.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                             $1,075,099    $953,181  $1,201,435    $999,067    $945,309    $760,679    $831,814
Ratio of expenses to average net
  assets                                            1.08%(d)    1.03%       1.03%       1.04%       1.08%       1.05%(d)    1.01%
Ratio of net investment income (loss)
  to average net assets                             (.40)%(d)   (.36)%      (.29)%       .30%        .31%        .21%(d)     .27%
Portfolio turnover rate                               53%        106%        158%         80%         81%         63%         66%



See footnote summary on page 18.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS B
-----------------------------------------------------------------------------------------------------------------------------------

                                                  SIX MONTHS                                                JANUARY 1,
                                                     ENDED                                                    1994
                                                    MAY 31,             YEAR ENDED NOVEMBER 30,                TO       YEAR ENDED
                                                     1999     ------------------------------------------     NOV. 30,     DEC. 31,
                                                 (UNAUDITED)    1998        1997        1996        1995     1994(A)        1993
                                                 -----------  ----------  --------  ----------   --------  -----------  ----------
Net asset value, beginning of period              $ 5.51      $ 8.25      $ 7.40      $ 7.49      $ 6.50      $ 6.76      $ 6.64

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                 (.04)(b)    (.07)(b)    (.08)(b)    (.01)       (.03)(b)    (.03)       (.03)
Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                             1.29        (.50)       1.99         .99        2.02        (.23)        .91
Net increase (decrease) in net asset
  value from operations                             1.25        (.57)       1.91         .98        1.99        (.26)        .88

LESS: DISTRIBUTIONS
Distributions from net realized gains               (.39)      (2.17)      (1.06)      (1.07)      (1.00)         -0-       (.76)
Net asset value, end of period                    $ 6.37      $ 5.51      $ 8.25      $ 7.40      $ 7.49      $ 6.50      $ 6.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                                  24.47%      (9.27)%     30.74%      15.47%      36.61%      (3.85)%     13.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                $94,466     $85,456     $70,461     $44,450     $31,738     $18,138     $12,402
Ratio of expenses to average net
  assets                                            1.90%(d)    1.84%       1.85%       1.87%       1.90%       1.89%(d)    1.90%
Ratio of net investment loss
  to average net assets                            (1.22)%(d)  (1.17)%     (1.12)%      (.53)%      (.53)%      (.60)%(d)   (.64)%
Portfolio turnover rate                               53%        106%        158%         80%         81%         63%         66%



See footnote summary on page 18.


16


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                                                 JANUARY 1,     MAY 3,
                                                 ENDED                                                      1994        1993(E)
                                                MAY 31,               YEAR ENDED NOVEMBER 30,                TO           TO
                                                  1999        ----------------------------------------     NOV. 30,     DEC. 31,
                                              (UNAUDITED)     1998        1997        1996        1995     1994(A)        1993
                                               -----------  ----------  --------  ----------   --------  -----------  ----------
Net asset value, beginning of period            $ 5.50      $ 8.26      $ 7.41      $ 7.50      $ 6.50      $ 6.77      $ 6.67

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                               (.03)(b)    (.07)(b)    (.08)(b)    (.02)       (.03)(b)    (.03)       (.02)
Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                           1.28        (.52)       1.99        1.00        2.03        (.24)        .88
Net increase (decrease) in net asset
  value from operations                           1.25        (.59)       1.91         .98        2.00        (.27)        .86

LESS: DISTRIBUTIONS
Distributions from net realized gains             (.39)      (2.17)      (1.06)      (1.07)      (1.00)         -0-       (.76)
Net asset value, end of period                  $ 6.36      $ 5.50      $ 8.26      $ 7.41      $ 7.50      $ 6.50      $ 6.77

TOTAL RETURN
Total investment return based on net
  asset value (c)                                24.52%      (9.58)%     30.72%      15.48%      36.79%      (3.99)%     13.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                              $31,427     $21,231     $18,871     $13,899     $10,078      $6,230      $4,006
Ratio of expenses to average net
  assets                                          1.87%(d)    1.84%       1.83%       1.86%       1.89%       1.87%(d)    1.94%(d)
Ratio of net investment loss
  to average net assets                          (1.21)%(d)  (1.18)%     (1.10)%      (.51)%      (.51)%      (.59)%(d)   (.74)%(d)
Portfolio turnover rate                             53%        106%        158%         80%         81%         63%         66%



See footnote summary on page 18.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                              THE ALLIANCE FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                            ADVISOR CLASS
----------------------------------------------------------------------------------------------
                                            SIX MONTHS                             OCTOBER 2,
                                               ENDED                                 1996(E)
                                              MAY 31,     YEAR ENDED NOVEMBER 30,     TO
                                               1999      ------------------------  NOVEMBER 30,
                                           (UNAUDITED)       1998         1997         1996
                                           -----------   -----------  -----------  -----------
Net asset value, beginning of period           $5.98        $8.69        $7.71        $6.99

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.01)(b)     (.01)(b)     (.02)(b)       -0-
Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                         1.42         (.53)        2.10          .72
Net increase (decrease) in net asset
  value from operations                         1.41         (.54)        2.08          .72

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                          -0-          -0-        (.04)          -0-
Distributions from net realized gains           (.39)       (2.17)       (1.06)          -0-
Total dividends and distributions               (.39)       (2.17)       (1.10)          -0-
Net asset value, end of period                 $7.00        $5.98        $8.69        $7.71

TOTAL RETURN
Total investment return based on net
  asset value (c)                              25.28%       (8.19)%      32.00%       10.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $11,642      $11,305      $10,275       $1,083
Ratio of expenses to average net
  assets                                         .87%(d)      .83%         .83%         .89%(d)
Ratio of net investment income (loss)
  to average net assets                         (.19)%(d)    (.16)%       (.21)%        .38%(d)
Portfolio turnover rate                           53%         106%         158%          80%



(a)  The Fund changed its fiscal year end from December 31 to November 30.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


18


                                                              THE ALLIANCE FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
RANDALL E. HAASE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


19


THE ALLIANCE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHSAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MSARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALLSR599